Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		$ 81	$ 458
Net change on Balance	[1]	439	(389)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		1,270
Amounts written off
Foreign exchange adjustments		(149)	12
Total		1,641	81
Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		1,529,832	2,939,656
Net change on Balance	[1]	656,130	(1,446,442)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		(11,170)	36,618
Total		2,174,792	1,529,832
Stage 1 [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		81	458
Net change on Balance	[1]	439	(389)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		1,270
Amounts written off
Foreign exchange adjustments		(149)	12
Total		1,641	81
Stage 1 [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		1,529,832	2,939,656
Net change on Balance	[1]	656,130	(1,446,442)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		(11,170)	36,618
Total		2,174,792	1,529,832
Stage 2 [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 2 [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 3 [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 3 [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.